Financial risk management (Details Narrative)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Percentage of trade receivables	1.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of trade receivables		2.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of trade receivables		1.00%